Operating Lease - Schedule of Right-of-Use Assets and Lease Liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($)
Schedule of Right-of-Use Assets and Lease Liabilities [Abstract]
Cost	¥ 2,813
Accumulated depreciation and impairment	(217)
Right of use assets, net	¥ 2,596		$ 356